Foreign currency swaps and forwards - financial instruments (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Financial liabilities
Opening value at January 1		€ 353	€ 353
Settled contracts		(353)
Foreign currency forwards
Financial assets
Opening value at January 1	€ 4	0	0
Fair value adjustments	(4)	493
Closing value at December 31	€ 0	€ 493	€ 4